ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Real Messenger Corporation (the “Company”) was incorporated in the Cayman Islands on June 27, 2023 as an exempted company with limited liability for the purpose of effecting the business combination with Nova Vision Acquisition Corp. (“Nova SPAC”) (the “Business Combination”). Nova SPAC was a blank check company incorporated on March 18, 2021 under the laws of the British Virgin Islands for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar Business Combination and to serve as the publicly traded parent company of Real Messenger Holdings Limited (“Real Messenger”) following the Business Combination. The Business Combination was completed on November 19, 2024.

Real Messenger was incorporated on September 13, 2021 under the laws of the Cayman Islands (“Cayman”) as an exempted company with limited liability.

Real Messenger owns 100% of the equity interests of Real Messenger Inc. (“Real USA”), which is a limited liability company incorporated in accordance with the laws and regulations of the State of Delaware of the United States on September 24, 2021.

Real USA owns 100% of the equity interests in Real Corporation Limited (Hong Kong) (“Real Corporation HK”), which is a limited liability company incorporated in accordance with the laws and regulations of Hong Kong on April 9, 2015. Real Corporation HK owns 100% of the equity interests in Hohojo.com Limited (“Hohojo”), which is a limited liability company incorporated in accordance with the laws and regulations of Hong Kong on March 18, 2008.

The Company and its subsidiaries operate an online marketplace that directly connects real estate agents with home buyers and sellers, through its social network application namely “Real”. Currently the Company does not charge fees from real estate agents and has not generated revenues to date.

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

1. ORGANIZATION AND BUSINESS DESCRIPTION

Real Messenger Corporation (the “Company”) was incorporated in the Cayman Islands on June 27, 2023 as an exempted company with limited liability for the purpose of effecting the business combination with Nova Vision Acquisition Corp. (“Nova SPAC”) (the “Business Combination”). Nova SPAC was a blank check company incorporated on March 18, 2021 under the laws of the British Virgin Islands for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar Business Combination and to serve as the publicly traded parent company of Real Messenger Holdings Limited (“Real Messenger”) following the Business Combination. The Business Combination was completed on November 19, 2024.

Real Messenger was incorporated on September 13, 2021 under the laws of the Cayman Islands (“Cayman”) as an exempted company with limited liability.

Real Messenger owns 100% of the equity interests of Real Messenger Inc. (“Real USA”), which is a limited liability company incorporated in accordance with the laws and regulations of the State of Delaware of the United States on September 24, 2021.

Real USA owns 100% of the equity interests in Real Corporation Limited (Hong Kong) (“Real Corporation HK”), which is a limited liability company incorporated in accordance with the laws and regulations of Hong Kong on April 9, 2015. Real Corporation HK owns 100% of the equity interests in Hohojo.com Limited (“Hohojo”), which is a limited liability company incorporated in accordance with the laws and regulations of Hong Kong on March 18, 2008.

The Company and its subsidiaries operate an online marketplace that directly connects real estate agents with home buyers and sellers, through its social network application namely “Real”. Currently the Company does not charge fees from real estate agents and has not generated revenues to date.

The Company and its subsidiaries are hereinafter referred to as (the “Company”).